REINSURANCE - Effect of Reinsurance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Reinsurance Disclosures [Abstract]
Direct premiums	$ 272	$ 201	$ 149
Reinsurance assumed	0	0	1
Reinsurance ceded	(49)	(44)	(44)
Premiums	223	157	106
Direct charges and fee income	266	261	323
Reinsurance ceded	(37)	(57)	(62)
Policy charges and fee income	229	204	261
Direct policyholders’ benefits	419	415	360
Reinsurance ceded	(119)	(160)	(176)
Policyholders’ benefits	300	255	184
Direct interest credited to policyholders’ account balances	106	139	148
Reinsurance ceded	(16)	(57)	(58)
Interest credited to policyholders’ account balances	$ 90	$ 82	$ 90